JPMorgan Opportunistic Equity Long/Short Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 102.3%
Common Stocks — 87.6%
Air Freight & Logistics — 1.6%
FedEx Corp.	12	3,286
Automobiles — 0.1%
NIO, Inc., ADR (China) *	15	223
Beverages — 5.5%
Brown-Forman Corp., Class B	49	3,415
Constellation Brands, Inc., Class A	29	7,944
		11,359
Broadline Retail — 1.4%
Alibaba Group Holding Ltd., ADR (China) *	24	2,515
Amazon.com, Inc. *	3	374
		2,889
Consumer Staples Distribution & Retail — 4.3%
Walmart, Inc. (a)	55	8,838
Electric Utilities — 8.5%
NextEra Energy, Inc.	37	2,705
PG&E Corp. *	853	15,023
		17,728
Entertainment — 1.4%
Netflix, Inc. *	7	2,973
Financial Services — 13.2%
Berkshire Hathaway, Inc., Class B * (a)	28	9,808
Fiserv, Inc. * (a)	104	13,064
Visa, Inc., Class A	19	4,634
		27,506
Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	108	4,882
Zimmer Biomet Holdings, Inc.	15	2,060
		6,942
Health Care Providers & Services — 10.6%
Humana, Inc.	11	5,193
UnitedHealth Group, Inc. (a)	33	16,769
		21,962
Hotels, Restaurants & Leisure — 4.9%
Marriott International, Inc., Class A	31	6,334
Royal Caribbean Cruises Ltd. *	35	3,773
		10,107
Industrial Conglomerates — 2.3%
3M Co.	43	4,807

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A *	72	9,600
Meta Platforms, Inc., Class A *	16	4,985
		14,585
Semiconductors & Semiconductor Equipment — 11.2%
NVIDIA Corp.	15	6,913
NXP Semiconductors NV (China)	39	8,722
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	78	7,705
		23,340
Software — 7.3%
Adobe, Inc. *	16	8,894
Microsoft Corp.	19	6,312
		15,206
Specialty Retail — 0.6%
O'Reilly Automotive, Inc. *	1	1,307
Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.	17	3,288
Seagate Technology Holdings plc	28	1,774
		5,062
Trading Companies & Distributors — 1.9%
United Rentals, Inc.	8	3,877
Total Common Stocks (Cost $150,255)		181,997
Short-Term Investments — 14.7%
Investment Companies — 14.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (b) (c)(Cost $30,518)	30,515	30,522
Total Long Positions (Cost $180,773)		212,519
Short Positions — (24.7)%
Exchange-Traded Funds — (13.4)%
U.S. Equity — (13.4)%
Invesco QQQ Trust	(28)	(10,626)
iShares Russell 2000 ETF	(32)	(6,350)
SPDR S&P 500 ETF Trust	(23)	(10,807)
Total Exchange-Traded Funds (Proceeds $27,251)		(27,783)
Common Stocks — (11.3)%
Biotechnology — (0.7)%
AbbVie, Inc.	(5)	(692)
Amgen, Inc.	(3)	(724)
		(1,416)
Consumer Finance — (0.6)%
Ally Financial, Inc.	(39)	(1,181)

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Consumer Staples Distribution & Retail — (1.8)%
Sysco Corp.	(29)	(2,189)
Walgreens Boots Alliance, Inc.	(55)	(1,666)
(3,855)
Diversified Telecommunication Services — (1.0)%
AT&T, Inc.	(75)	(1,089)
Verizon Communications, Inc.	(33)	(1,125)
(2,214)
Entertainment — (2.1)%
Walt Disney Co. (The) *	(49)	(4,373)
Financial Services — (1.5)%
PayPal Holdings, Inc. *	(41)	(3,087)
Food Products — (0.5)%
Kellogg Co.	(16)	(1,053)
Household Durables — (0.4)%
Mohawk Industries, Inc. *	(8)	(812)
Life Sciences Tools & Services — (2.1)%
Agilent Technologies, Inc.	(9)	(1,068)
Waters Corp. *	(11)	(3,230)
(4,298)
Office REITs — (0.6)%
Boston Properties, Inc.	(17)	(1,175)
Total Common Stocks (Proceeds $(22,958))		(23,464)
Total Short Positions (Proceeds $(50,209))		(51,247)
Total Investments — 77.6% (Cost $130,564)		161,272
Other Assets Less Liabilities — 22.4%		46,546
Net Assets — 100.0%		207,818

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $23,587.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$212,519	$—	$—	$212,519
Total Liabilities for Securities Sold Short (a)	$(51,247)	$—	$—	$(51,247)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Opportunistic Equity Long/Short Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	$176,262	$503,093	$648,928	$92	$3	$30,522	30,515	$3,923	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.